188 P1 02/21

SUPPLEMENT DATED FEBRUARY 24, 2021

TO THE PROSPECTUS DATED JANUARY 1, 2021

OF

templeton CHINA WORLD FUND

The prospectus is amended as follows:

I.      Effective July 1, 2021, the following is added to the “Fund Summary – Investment Manager” section of the prospectus:

Sub-Advisor

Franklin Templeton Investment Management Limited (FTIML)

II.     Effective July 1, 2021, the following replaces the “Fund Summary – Portfolio Managers” section of the prospectus:

Portfolio Managers

Michael Lai, CFA

Portfolio Manager of FTIML and portfolio manager of the Fund since 2019.

Eric Mok, CFA

Portfolio Manager of Asset Management and portfolio manager of the Fund since 2020.

III.    Effective March 1, 2021, the following four paragraphs replace the last three paragraphs of the “Fund Details – Management” section of the prospectus:

The Fund’s investment management fee was reduced, as approved by the board of trustees, on July 1, 2020 and March 1, 2021. Prior to July 1, 2020, the Fund paid the investment manager a fee equal to an annual rate based on the Fund’s average weekly net assets, as listed below:

•         1.25%, up to and including $1 billion;

•         1.20%, over $1 billion, up to and including $5 billion;

•         1.15%, over $5 billion, up to and including $10 billion;

•         1.10%, over $10 billion, up to and including $15 billion;

•         1.05%, over $15 billion, up to and including $20 billion; and

•         1.00%, over $20 billion.

From July 1, 2020 to February 28, 2021, the Fund paid the investment manager a fee equal to an annual rate based on the Fund’s average weekly net assets, as listed below:

•         1.20%, up to and including $4 billion;

•         1.15%, over $4 billion, up to and including $10 billion;

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•         1.10%, over $10 billion, up to and including $15 billion;

•         1.05%, over $15 billion, up to and including $20 billion; and

•         1.00%, over $20 billion.

Effective March 1, 2021, the Fund pays the investment manager a fee equal to an annual rate based on the Fund’s average weekly net assets, as listed below:

•         1.20%, up to and including $1 billion;

•         1.15%, over $1 billion, up to and including $5 billion;

•         1.10%, over $5 billion, up to and including $10 billion;

•         1.05%, over $10 billion, up to and including $15 billion; and

•         1.00%, over $15 billion.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

IV.   Effective July 1, 2021, the following replaces the “Fund Details – Management” section of the prospectus (excluding the four paragraphs noted above):

Management

Templeton Asset Management Ltd. (Asset Management), whose principal office is 7 Temasek Boulevard, Suntec Tower One, #38-03, Singapore 038987, is the Fund's investment manager. Asset Management has a branch office in Hong Kong. Asset Management is an indirect subsidiary of Franklin Resources, Inc. (Resources). Together, Asset Management and its affiliates manage as of January 31, 2021, over $1.49 trillion in assets, and have been in the investment management business since 1947.

Under a separate agreement with Asset Management, Franklin Templeton Investment Management Limited (FTIML), Cannon Place, 78 Cannon Street, London, EC4N 6HL, England serves as the Fund’s sub-advisor. The sub-advisor provides Asset Management with investment management advice (which may include research and analysis services). FTIML is an indirect subsidiary of Resources. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

The Fund is managed by a team of dedicated professionals focused on investments in developing or emerging markets. The portfolio managers of the team are as follows:

Michael Lai, CFA   Portfolio Manager of FTIML

Mr. Lai has been lead portfolio manager of the Fund since 2019. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton in August 2019. Prior to joining Franklin Templeton, he was lead portfolio manager of GAM Investments’ (GAM) China equity strategy since its inception in 2007. He also headed GAM’s Asian equity team in Hong Kong and was lead portfolio manager of GAM’s Asian strategy and co-manager for additional strategies.

Eric Mok, CFA   Portfolio Manager of Asset Management

Mr. Mok has been a portfolio manager of the Fund since 2020, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton in 1998.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

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The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Asset Management a fee for managing the Fund's assets. For the fiscal year ended August 31, 2020, Asset Management agreed to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. In addition, Asset Management has agreed to waive its fees or to assume as its own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees and other expenses, but excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until December 31, 2021. In addition, the transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until December 31, 2021. The management fees before and after such waiver for the fiscal year ended August 31, 2020 were 1.24% and 1.23%, respectively.

Please keep this supplement with your prospectus for future reference.

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188 SA1 02/21

SUPPLEMENT DATED FEBRUARY 24, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 1, 2021

OF

templeton CHINA WORLD FUND

The Statement of Additional Information (SAI) is amended as follows:

I.      Effective March 1, 2021, the following replaces the third paragraph under the “Management and Other Services – Management fees” section of the SAI:

For the period from July 1, 2020 to February 28, 2021, the Fund paid the investment manager a fee equal to an annual rate of:

•         1.20% of the value of net assets up to and including $4 billion;

•         1.15% of the value of net assets over $4 billion up to and including $10 billion;

•         1.10% of the value of net assets over $10 billion up to and including $15 billion;

•         1.05% of the value of net assets over $15 billion up to and including $20 billion; and

•         1.00% of the value of net assets over $20 billion.

Effective March 1, 2021, the Fund pays the investment manager a fee equal to an annual rate of:

•         1.20% of the value of net assets up to and including $1 billion;

•         1.15% of the value of net assets over $1 billion up to and including $5 billion;

•         1.10% of the value of net assets over $5 billion up to and including $10 billion;

•         1.05% of the value of net assets over $10 billion up to and including $15 billion; and

•         1.00% of the value of net assets over $15 billion.

II.     Effective July 1, 2021, the second and fifth paragraphs under the “Management and Other Services - Investment manager and services provided” section of the SAI are replaced with the following:

The investment manager provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The investment manager also selects the brokers who execute the Fund's portfolio transactions. The investment manager provides periodic reports to the board, which reviews and supervises the investment manager's investment activities. To protect the Fund, the investment manager, sub-advisor and their officers, directors and employees are covered by fidelity insurance.

The Fund, its investment manager, sub-advisor and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its investment manager, sub-advisor and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

III.   Effective July 1, 2021, the following is added to the “Management and Other Services - Investment manager and services provided” section of the SAI:

The Fund’s sub-advisor is Franklin Templeton Investment Management Limited, an indirect, wholly owned subsidiary of Resources. The sub-advisor has an agreement with the investment manager and provides the investment manager with investment management advice and assistance. The sub-advisor's activities are subject to the board's review and control, as well as the investment manager's instruction and supervision.

IV.   Effective July 1, 2021, the following is added to the “Management and Other Services – Management fees” section of the SAI:

The investment manager pays the sub-advisor a fee equal to 50% of the net advisory fee paid by the Fund to the investment manager. The net investment advisory fee, in this case, is defined to equal: (i) 96% of an amount equal to the total investment management fee payable to the investment manager minus any Fund fees and/or expenses waived and/or reimbursed by the investment manager, minus (ii) any amounts paid by the investment manager to Franklin Templeton Services, LLC for fund administrative services.

V.    Effective July 1, 2021, the first paragraph under the “Management and Other Services – Administrator and services provided” section of the SAI is replaced with the following:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager, sub-advisor and principal underwriter.

Please keep this supplement with your SAI for future reference.